Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Goodwill	€ 27,644		€ 27,174	€ 26,911
Other intangible assets	14,737		14,073	14,339	€ 14,602
Property, plant and equipment	28,423	€ 27,119	27,693	26,665	25,912
Right-of-use assets	6,263	6,349	6,347
Interests in associates and joint ventures	103		104	77
Non-current assets included in the calculation of net financial debt	685		816	895
Other	3,460		4,841	4,725
Total non-current assets	81,316	82,004	74,701	73,612
Inventories	906		965	827	819
Trade receivables	5,320		5,295	5,175	4,964
Other customer contract assets	1,209		1,166	1,204
Prepaid expenses	730	536	571	455	€ 394
Current assets included in the calculation of net financial debt	10,820		7,886	8,014
Other	6,002		6,008	6,062
Total current assets	24,987	21,855	21,891	21,737
Total assets	106,303	€ 103,859	96,592	95,349
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)		(27)	(27)
Total non-current assets	(27)		(27)	(27)
Trade receivables	(24)		(34)	(9)
Prepaid expenses	0
Other	(3)			(152)
Total current assets	(28)		(34)	(161)
Total assets	(55)		(61)	(188)
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Trade receivables	5,320		5,295	5,175
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	27,644		27,174	26,911
Other intangible assets	14,649		13,989	14,268
Property, plant and equipment	28,418		27,688	26,662
Right-of-use assets	6,237
Interests in associates and joint ventures	103		104	77
Non-current assets included in the calculation of net financial debt	685		816	895
Other	2,219		3,231	3,256
Total non-current assets	79,956		73,002	72,069
Inventories	906		965	827
Trade receivables	5,343		5,329	5,184
Other customer contract assets	1,209		1,166	1,204
Prepaid expenses	725		569	454
Current assets included in the calculation of net financial debt	10,820		7,886	8,014
Other	2,494		2,321	2,273
Total current assets	21,498		18,236	17,956
Total assets	101,454		91,238	90,025
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	14,364		14,364	14,364
Other intangible assets	3,968		3,921	4,099
Property, plant and equipment	15,308		14,306	13,637
Right-of-use assets	1,174
Interests in associates and joint ventures	3
Other	10		11	4
Total non-current assets	34,827		32,602	32,104
Inventories	463		505	402
Trade receivables	1,477		1,506	1,590
Other customer contract assets	432		443	451
Prepaid expenses	41		68	76
Other	699		776	828
Total current assets	3,113		3,298	3,347
Total assets	37,940		35,900	35,451
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	6,872		6,840	6,818
Other intangible assets	1,961		1,778	1,742
Property, plant and equipment	3,673		3,730	3,542
Right-of-use assets	1,123
Interests in associates and joint ventures			1	1
Other	17		17	17
Total non-current assets	13,645		12,366	12,120
Inventories	61		79	79
Trade receivables	667		699	686
Other customer contract assets	150		140	132
Prepaid expenses	401		241	152
Other	62		60	64
Total current assets	1,341		1,219	1,113
Total assets	14,986		13,585	13,233
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,665		2,581	2,589
Other intangible assets	1,941		2,015	2,204
Property, plant and equipment	4,109		4,150	4,236
Right-of-use assets	930
Interests in associates and joint ventures	5		4	4
Other	22		15	16
Total non-current assets	9,673		8,765	9,049
Inventories	149		171	149
Trade receivables	1,210		1,227	1,143
Other customer contract assets	380		363	411
Prepaid expenses	43		35	37
Other	74		75	45
Total current assets	1,855		1,871	1,785
Total assets	11,529		10,636	10,834
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,481		1,542	1,629
Other intangible assets	2,318		2,106	2,160
Property, plant and equipment	3,674		3,443	3,193
Right-of-use assets	881
Interests in associates and joint ventures	84		82	70
Other	22		23	13
Total non-current assets	8,461		7,196	7,065
Inventories	76		82	78
Trade receivables	720		761	690
Other customer contract assets	11		8
Prepaid expenses	87		89	67
Other	968		811	757
Total current assets	1,862		1,751	1,592
Total assets	10,323		8,947	8,657
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,245		1,830	1,493
Other intangible assets	695		388	342
Property, plant and equipment	526		540	479
Right-of-use assets	314
Interests in associates and joint ventures	1			1
Other	25		23	22
Total non-current assets	3,805		2,781	2,337
Inventories	60		49	45
Trade receivables	1,067		821	807
Other customer contract assets	237		212	210
Prepaid expenses	143		71	48
Other	216		174	165
Total current assets	1,723		1,327	1,275
Total assets	5,527		4,108	3,612
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18		17	18
Other intangible assets	3,766		3,780	3,720
Property, plant and equipment	1,128		1,519	1,575
Right-of-use assets	1,815
Interests in associates and joint ventures	10		17	1
Other	19		19	18
Total non-current assets	6,757		5,352	5,332
Inventories	96		79	74
Trade receivables	974		946	881
Prepaid expenses	26		82	93
Other	330		374	268
Total current assets	1,426		1,481	1,316
Total assets	8,182		6,833	6,648
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets			1	1
Non-current assets included in the calculation of net financial debt	685		816	895
Other	2,104		3,123	3,166
Total non-current assets	2,789		3,940	4,062
Trade receivables	(771)		(631)	(613)
Prepaid expenses	(16)		(17)	(19)
Current assets included in the calculation of net financial debt	10,820		7,886	8,014
Other	145		51	146
Total current assets	10,178		7,289	7,528
Total assets	12,967		11,229	11,590
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	88		84	71
Property, plant and equipment	5		5	3
Right-of-use assets	26
Other	1,268		1,637	1,496
Total non-current assets	1,387		1,726	1,570
Trade receivables	1
Prepaid expenses	5		2	1
Other	3,511		3,687	3,941
Total current assets	3,517		3,689	3,942
Total assets	€ 4,904		€ 5,415	€ 5,512